Stockholders' Equity (Deficit) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Exercise price	$ 1.75
Expected dividend yield	0.00%	0.00%
Expected life in years	10 years	10 years
Minimum [Member]
Exercise price		$ 1.00
Risk free interest rate	0.64%	2.09%
Expected volatility	140.00%	137.00%
Maximum [Member]
Exercise price		$ 1.75
Risk free interest rate	1.61%	2.70%
Expected volatility	146.00%	140.00%